Warrant Liability (Details) (USD $)	1 Months Ended
	Mar. 31, 2012	Jul. 31, 2012	Mar. 26, 2012	Oct. 05, 2011
Number of unit sold	4,000,000
Per share price of shares			$ 10.00	$ 0.016
Number of private placement warrants	3,266,667
Warrant expiration period	5 years
Warrant Liability		$ 1,453,333
Warrant [Member]
Number of unit sold	4,000,000
Per share price of shares			$ 10.00
Number of private placement warrants	3,266,667
Warrant expiration period	5 years
Warrant Liability		$ 1,453,333